Expense Example - PRUDENTIAL DAY ONE 2055 FUND	Sep. 29, 2020 USD ($)
Class R1
Expense Example:
Expense Example, with Redemption, 1 Year	$ 117
Expense Example, with Redemption, 3 Years	6,127
Expense Example, with Redemption, 5 Years	6,199
Expense Example, with Redemption, 10 Years	6,199
Class R2
Expense Example:
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	3,603
Expense Example, with Redemption, 5 Years	6,162
Expense Example, with Redemption, 10 Years	9,920
Class R3
Expense Example:
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	801
Expense Example, with Redemption, 5 Years	1,548
Expense Example, with Redemption, 10 Years	3,523
Class R4
Expense Example:
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	10,501
Expense Example, with Redemption, 5 Years	10,501
Expense Example, with Redemption, 10 Years	10,501
Class R5
Expense Example:
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	2,838
Expense Example, with Redemption, 5 Years	5,106
Expense Example, with Redemption, 10 Years	9,107
Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	696
Expense Example, with Redemption, 5 Years	1,376
Expense Example, with Redemption, 10 Years	$ 3,195